Apr. 29, 2016

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETFTM

Schwab Short-Term U.S. Treasury ETFTM

Schwab Intermediate-Term U.S. Treasury ETFTM

Schwab U.S. Aggregate Bond ETFTM

Supplement dated December 15, 2016 to the Prospectus and Statement of Additional Information (SAI), both dated April 29, 2016, as supplemented June 30, 2016 and October 7, 2016

This supplement provides new and additional information beyond that contained in the above referenced Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

On August 24, 2016, Bloomberg Finance L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition the Barclays indices have been rebranded as Bloomberg Barclays indices. Effective December 15, 2016, all references to the Barclays indices in the Funds’ Prospectus and SAI are hereby deleted and replaced in their entirety as noted in the table below.

OLD INDEX NAME	NEW INDEX NAME
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Barclays U.S. 1-3 Year Treasury Bond Index	Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index
Barclays U.S. 3-10 Year Treasury Bond Index	Bloomberg Barclays U.S. 3-10 Year Treasury Bond Index
Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index

In addition, the following changes are made to the prospectus and SAI:

1. The “Index ownership” footnote that appears on page 1 of the prospectus is deleted and replaced with the following information.

Index ownership – © 2016 Bloomberg Index Services Limited, an affiliate of Bloomberg Finance L.P. All rights reserved. The Schwab U.S. TIPS ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation regarding the advisability of investing in shares of the fund.

2. The “Index ownership” footnote that appears on page 4 of the prospectus is deleted and replaced with the following information.

Index ownership – © 2016 Bloomberg Index Services Limited, an affiliate of Bloomberg Finance L.P. All rights reserved. The Schwab Short-Term U.S. Treasury ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation regarding the advisability of investing in shares of the fund.

3. The “Index ownership” footnote that appears on page 7 of the prospectus is deleted and replaced with the following information.

Index ownership – © 2016 Bloomberg Index Services Limited, an affiliate of Bloomberg Finance L.P. All rights reserved. The Schwab Intermediate-Term U.S. Treasury ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation regarding the advisability of investing in shares of the fund.

4. The “Index ownership” footnote that appears on page 10 of the prospectus is deleted and replaced with the following information.

Index ownership – © 2016 Bloomberg Index Services Limited, an affiliate of Bloomberg Finance L.P. All rights reserved. The Schwab U.S. Aggregate Bond ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation regarding the advisability of investing in shares of the fund.